COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases agreements

Years ending	RMB
2019	18,087
2020	18,106
2021	16,769
2022	1,359
2023 and thereafter	—